Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Pension liability	$ 128	$ 121
Personal injury and legal claims	70	50
Compensation reserves	74	75
Other postretirement benefits liability	65	70
Unrealized foreign exchange losses	50	0
Net operating losses and tax credit carryforwards	20	32
Other	61	126
Total deferred income tax assets	468	474
Deferred income tax liabilities
Properties	7,672	6,975
Pension asset	120	268
Unrealized foreign exchange gains	0	34
Other	156	150
Total deferred income tax liabilities	7,948	7,427
Total net deferred income tax liability	7,480	6,953
Total net deferred income tax liability
Domestic	3,808	3,677
Foreign	$ 3,672	$ 3,276
Minimum [Member]
Total net deferred income tax liability
Tax credit carryforward expiration year	2019
Maximum [Member]
Total net deferred income tax liability
Tax credit carryforward expiration year	2036